Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 019
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	The following table sets forth by level within the fair value hierarchy a summary of the Master Trust's investments measured at fair value on a recurring basis at December 31, 2025.

	Level 1	Level 2	Level 3	Total

Money market accounts	$7,992,157	$—	$—	$7,992,157
Common stock	490,869,721	—	—	490,869,721
Common trust funds (a)				4,053,955,347
Brokerage accounts	65,861,469	—	—	65,861,469
Total	$564,723,347	$—	$—	$4,618,678,694

The following table sets forth by level within the fair value hierarchy a summary of the Master Trust's investments measured at fair value on a recurring basis at December 31, 2024.

	Level 1	Level 2	Level 3	Total

Money market accounts	$12,508,330	$—	$—	$12,508,330
Common stock	418,306,585	—	—	418,306,585
Common trust funds (a)				3,619,444,179
Brokerage accounts:	49,523,086	—	—	49,523,086
Total	$480,338,001	$—	$—	$4,099,782,180

(a)Common trust funds are not publicly quoted and are valued using net asset value as a practical expedient. Accordingly, these funds are not assigned a level in the fair value hierarchy tables above. The issuer of these funds allows daily trading at the net asset value and trades settle at a later date, with no other trading restrictions.